DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

June 2, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          The Weitz Funds
(File Nos. 811-21410 and 333-107797)

Ladies and Gentlemen:

On behalf of The Weitz Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 20 to the Trust’s registration statement on Form N-1A.

The sole purpose of this filing is to add certain new disclosure to the Trust’s Registration Statement with respect to the proposed new multi-class arrangements for two of the Trust’s investment series, the Short-Intermediate Income Fund and the Partners III Opportunity Fund (the “Covered Funds”).  The Trust is proposing to issue shares in two separate share classes for the Covered Funds.  The currently outstanding shares of the Covered Funds will be re-designated as the Institutional Class Shares, and, at the same time, the Trust will commence offering Investor Class Shares of the Covered Funds.  As more fully described in the attached Post-Effective Amendment No. 20, the primary differences between the two share classes will be based upon the distribution and shareholder servicing arrangements applicable to each share class.  The Investor Class Shares will be offered subject to a Service and Distribution Plan for Investor Class Shares that  provides for the payment of distribution and shareholder servicing fees by the Investor Class Shares of the Covered Funds.  The Institutional Class Shares will be offered to existing shareholders in the Covered Funds and to certain qualifying institutional investors that satisfy relevant investment criteria and will be offered without the imposition of any shareholder servicing or distribution fees.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Post-Effective Amendment No. 20 receive selective review from the Commission and its Staff due to the fact that the disclosure set forth herein regarding the Covered Funds is substantially similar to the disclosure concerning the Covered Funds that has previously been filed and received Staff  review.  Accordingly, we request that your review be done solely in the context of the disclosure of the proposed new multi-class share arrangements for the Covered Funds that are described more fully in the filing.

U.S. Securities and Exchange Commission
June 2, 2011

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement on or before August 1, 2011 in order to respond to any comments that the Staff might have with respect to this filing and to add any additional non-material disclosure that may be required in order to complete the Registration Statement.

    Please do not hesitate to contact the undersigned at (202) 261-3364 or Stephen Cohen at (202) 261-3304 with any questions or comments you may have regarding this filing.

Sincerely,

/s/           Patrick W.D. Turley, Esq.
Patrick W.D. Turley, Esq.